EARNINGS PER SHARE AND FULLY-DILUTED SHARES	12 Months Ended
Dec. 31, 2025
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE AND FULLY-DILUTED SHARES	EARNINGS PER SHARE AND FULLY-DILUTED SHARES
Basic earnings per share is calculated based on the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is normally computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans. However, as the net result represents a loss in 2025, the diluted earnings per share are equal to the basic earnings per share for 2025. For the years ended December 31, 2025, 2024 and 2023, the basic and diluted profit per share are:

	2025	2024	2023
Net profit (loss) attributable to equity owners of the parent (in $’000)	2,851	(11,841)	(10,548)
Weighted average shares outstanding	688,773,370	671,347,279	657,020,521
Basic profit (loss) per share (in $)	0.004	(0.018)	(0.016)
Weighted average diluted shares outstanding	746,866,045	785,412,134	725,463,948
Diluted profit (loss) per share (in $)	0.004	(0.018)	(0.016)
The diluted net profit used in the calculation of dilutive profit per share amounts to $2.9 million. Difference between the weighted average shares outstanding and the weighted average diluted shares outstanding used for basic profits calculations per share relates to restricted stock units (RSU), options and LTIP. The 81,492,951 average shares related to the convertible bonds are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.
Diluted shares
The composition of the number of shares and share rights outstanding as well as authorized share capital as per December 31, 2025, and the date of these financial statements is provided in the following table.
Movements of shares and other instruments between December 31, 2025, and April 1, 2026, are shown in the table below:

	December 31, 2025	Shares issued	Other	April 1, 2026
Shares	701,680,440	4,571,860	—	706,252,300
RSU	19,853,668	(298,494)	(1,339,365)	18,215,809
Convertible bonds	81,492,951	—	—	81,492,951
Options	8,479,908	(1,968,750)	(30,000)	6,481,158
LTIP	19,636,796	(2,304,616)	2,960,584	20,292,764
Issued	831,143,763	—	1,591,219	832,734,982
Available for issue	224,856,237	—	(1,591,219)	223,265,018
Authorized share capital	1,056,000,000	—	—	1,056,000,000